Filed with the Securities and Exchange Commission on January 16, 2020
1933 Act Registration File No.333-82865
1940 Act File No. 811-09447
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	39	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42
(Check appropriate box or boxes)
Jacob Funds Inc.
(Exact Name of Registrant as Specified in Charter)
c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Address of Principal Executive Offices)     (Zip Code)
(424) 237-2164
(Registrant’s Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Name and Address of Agent for Service of Process)
With Copies to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 39 to the Registration Statement of Jacob Funds, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 38 on Form N‑1A filed on December 31, 2019. This PEA No. 39 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summaries first provided in PEA No. 38 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies it that meets all of the requirements for effectiveness of this Post-Effective Amendment No. 39 to its registration statement under Rule 485(b) under the Securities Act and duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hermosa Beach, and in the State of California on the 16th day of January, 2020.

Jacob Funds Inc.

/s/ Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of January 2020.

Signature	Title
/s/ Ryan I. Jacob	President, Chief Executive Officer, Director and Chairman of the Board
Ryan I. Jacob
/s/ Francis J. Alexander	Vice President, Secretary and Treasurer
Francis J. Alexander
William B. Fell*	Director
William B. Fell
Christopher V. Hajinian*	Director
Christopher V. Hajinian
Jeffrey L. Schwarzschild*	Director
Jeffrey I. Schwarzschild

* By /s/ Ryan I. Jacob
Ryan I. Jacob, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE